Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
February 2025
T
ABLE OF CONTENTS
P
ARTIES TO THE TRANSACTION
D
A
TES
ADMINISTR
A
TOR
Name:
Edward Przybycien
Title:
Account Administrator
Phone:
312.327.7535
Email:
edward.przybycien@usbank.com
Website:
https://pivot.usbank.com/
Mortgage Loan Seller:
Cantor Commercial Real Estate Lending, L.P.
Mortgage Loan Seller:
Citigroup Global Markets Realty Corp.
Mortgage Loan Seller:
Goldman Sachs Mortgage Company
Mortgage Loan Seller:
MC-Five Mile Commercial Mortgage Finance LLC
Mortgage Loan Seller:
RAIT Funding, LLC
Mortgage Loan Seller:
Redwood Commercial Mortgage Corporation
Depositor:
Citigroup Commercial Mortgage Securities Inc.
Trustee:
U.S. Bank
Certificate Administrator:
U.S. Bank
Custodian:
U.S. Bank
Master Servicer:
Wells Fargo Bank, National Association
Special Servicer:
LNR Partners, LLC
Operating Advisor:
Park Bridge Lender Services LLC
Payment
Date:
Prior
Payment:
Next
Payment:
Record Date:
Determination Date:
Feb
12,
2025
Jan
13,
2025
Mar
12,
2025
Jan 31, 2025
Feb 06, 2025
First Payment Date:
Closing Date:
Rated Final Distribution Date:
Jun 12, 2014
May 22, 2014
May 10, 2047
* This report contains, or is based on, information furnished to U.S.
Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.
Payment Detail
Page
1
Payment Detail (Exchange Certificates) Page
2
Factor Detail
Page
3
Principal Detail Page
4
Interest Detail
Page
5
Reconciliation of Funds
Page
6
Additional Reconciliation Detail
Page
7
Interest Adjustment Reconciliation
Page
8
Appraisal Reduction Report Page
9
Loan Level Detail Page
10
Historical Loan Modification Report Page
12
REO Status Report Page
13
REO Additional Detail Page
14
Material Breaches and Document Defects
Page
15
Mortgage Loan Characteristics
Page
16
Bond/Collateral Realized Loss Reconciliation
Page
20
Historical Delinquency & Liquidation (Stated)
Page
21
Delinquency Summary Report Page
22
Historical Liquidation Loss Loan Detail
Page
23
Additional Loan Detail Page
24
Investor Notice Page
25

Effective
Exchangeable
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Outstanding
A-1
1.242000%
A-2
2.904000%
Balance
52,329,000.00
63,220,000.00
Balance
0.00
0.00
Distribution
0.00
0.00
Distribution
0.00
0.00
Distribution
0.00
0.00
Loss
0.00
0.00
Balance
0.00
0.00
A-3
3.493000%
9,600,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
3.575000%
240,000,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-5
3.855000%
291,371,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-AB
3.477000%
71,630,000.00
0.00
0.00
0.00
0.00
0.00
0.00
X-A
0.000000%
786,663,000.00
0.00
0.00
0.00
0.00
0.00
0.00
X-B
0.000000%
115,723,000.00
32,972,522.78
0.00
0.00
0.00
0.00
32,904,841.40
X-C
1.169520%
24,705,000.00
24,705,000.00
0.00
24,077.49
24,077.49
0.00
24,705,000.00
X-D
1.169520%
62,413,547.00
46,223,845.00
0.00
45,049.76
45,049.76
0.00
46,223,845.00
A-S
4.026000%
58,513,000.00
0.00
0.00
0.00
0.00
0.00
0.00
100.00%
100.00%
100.00%
B 4.328000%
C 4.757520%
D
4.757520%
70,214,000.00
45,509,000.00
50,711,000.00
0.00
32,972,522.78
50,711,000.00
0.00
67,681.38
0.00
0.00
130,722.86
201,048.83
0.00
198,404.24
201,048.83
0.00
0.00
0.00
0.00
32,904,841.40
50,711,000.00
E
3.588000%
24,705,000.00
24,705,000.00
0.00
73,867.95
73,867.95
0.00
24,705,000.00
F
3.588000%
G
3.588000%
R
N/A
13,003,000.00
49,410,547.00
0.00
13,003,000.00
33,220,845.00
0.00
0.00
0.00
0.00
38,878.97
65,420.61
0.00
38,878.97
65,420.61
0.00
0.00
0.00
0.00
13,003,000.00
33,220,845.00
0.00
PEZ
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
S
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
1,040,215,547.00
154,612,367.78
67,681.38
579,066.47
646,747.85
0.00
154,544,686.40
PA
YMENT DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
February 2025

Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
A-S
4.026000%
B
4.328000%
Balance
0.00
0.00
Balance
0.00
0.00
Distribution
0.00
0.00
Distribution
0.00
0.00
Distribution
0.00
0.00
Loss
0.00
0.00
Balance
0.00
0.00
Exchanged
0.00%
0.00%
C
4.757520%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00%
PEZ
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
0.00
0.00
0.00
0.00
0.00
0.00
0.00
PA
YMENT DE
T
AIL (EXCHANGE CERTIFIC
A
TES)
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
February 2025

Beginning
Principal
Interest
Total
Realized
Ending
Class
Cusip
A-1
17322MAS5
A-2
17322MAT3
Balance
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Loss
0.00000000
0.00000000
Balance
0.00000000
0.00000000
A-3
17322MAU0
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-4
17322MAV8
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-5
17322MAW6
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-AB
17322MAX4
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
X-A
17322MBB1
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
X-B
17322MBC9
284.92627032
0.00000000
0.00000000
0.00000000
0.00000000
284.34141355
X-C
17322MAJ5
1000.00000000
0.00000000
0.97459997
0.97459997
0.00000000
1000.00000000
X-D
17322MAL0
740.60596172
0.00000000
0.72179455
0.72179455
0.00000000
740.60596172
A-S
17322MAY2
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
B
17322MAZ9
C 17322MBA3
D
17322MAA4
0.00000000
724.52751719
1000.00000000
0.00000000
1.48720868
0.00000000
0.00000000
2.87246178
3.96459997
0.00000000
4.35967046
3.96459997
0.00000000
0.00000000
0.00000000
0.00000000
723.04030851
1000.00000000
E
17322MAC0
1000.00000000
0.00000000
2.99000000
2.99000000
0.00000000
1000.00000000
F
17322MAE6
G
17322MAG1
R
17322MAN6
1000.00000000
672.34319426
0.00000000
0.00000000
0.00000000
0.00000000
2.99000000
1.32402110
0.00000000
2.99000000
1.32402110
0.00000000
0.00000000
0.00000000
0.00000000
1000.00000000
672.34319426
0.00000000
PEZ
17322MBD7
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
S
17322MAQ9
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
F
ACTOR DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
February 2025

Operating
Cumulative
Beginning
Scheduled
Unscheduled
Realized
Advisor
Ending
Realized
Class
A-1
A-2
Balance
0.00
0.00
Principal
0.00
0.00
Principal
0.00
0.00
Loss
0.00
0.00
Expenses
0.00
0.00
Balance
0.00
0.00
Loss
0.00
0.00
A-3
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-5
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-AB
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-S
0.00
0.00
0.00
0.00
0.00
0.00
0.00
B
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
32,972,522.78
67,681.38
0.00
0.00
0.00
32,904,841.40
0.00
D
50,711,000.00
0.00
0.00
0.00
0.00
50,711,000.00
0.00
E
24,705,000.00
0.00
0.00
0.00
0.00
24,705,000.00
0.00
F
G
PEZ
13,003,000.00
33,220,845.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
13,003,000.00
33,220,845.00
0.00
0.00
16,189,702.00
0.00
Totals:
154,612,367.78
67,681.38
0.00
0.00
0.00
154,544,686.40
16,189,702.00
PRINCI
P
AL DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
February 2025

Accrued
Net Prepay
Current
Yield
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Maintenance
Distribution
Unpaid Interest
Class
Interest
A-1
0.00
A-2
0.00
Shortfall
0.00
0.00
Adjustment
0.00
0.00
Shortfalls
0.00
0.00
Charges
0.00
0.00
Amount
0.00
0.00
Shortfall
0.00
0.00
A-3
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-5
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-AB
0.00
0.00
0.00
0.00
0.00
0.00
0.00
X-A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
X-B
0.00
0.00
0.00
0.00
0.00
0.00
0.00
X-C
24,077.49
0.00
0.00
0.00
0.00
24,077.49
0.00
X-D
45,049.76
0.00
0.00
0.00
0.00
45,049.76
0.00
A-S
0.00
0.00
0.00
0.00
0.00
0.00
0.00
B
0.00
C
130,722.86
D
201,048.83
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
130,722.86
201,048.83
0.00
0.00
0.00
E
73,867.95
0.00
0.00
0.00
0.00
73,867.95
0.00
F 38,878.97
G
99,330.33
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
33,909.72
0.00
0.00
0.00
0.00
38,878.97
65,420.61
0.00
0.00
886,718.92
0.00
PEZ
0.00
0.00
0.00
0.00
0.00
0.00
0.00
S
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
612,976.19
0.00
0.00
33,909.72
0.00
579,066.47
886,718.92
INTEREST DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
February 2025

Interest
Fees
Scheduled Interest
635,452.45
Master Servicing Fee
1,331.39
Interest Adjustments
0.00
Trustee/Certificate Administrator Fees
213.02
Deferred Interest
0.00
Operating Advisor Fee
166.42
Net Prepayment Shortfall
0.00
Total Special Servicing Fees Collected:
33,909.72
Net Prepayment Interest Excess
0.00
Workout Fee
0.00
Interest Reserve (Deposit)/Withdrawal
(20,432.54)
Liquidation Fee
0.00
Interest Collections
615,019.91
Special Serv Fee plus Adj.
33,909.72
CREFC Intellectual Property
Royalty License Fee
66.57
CCRE Strip
266.32
Principal
Miscellaneous Fee
0.00
Scheduled Principal
67,681.38
Fee Distributions
35,953.44
Additional Trust Fund Expenses
Unscheduled Principal
Principal Adjustments
Principal Collections
0.00
0.00
67,681.38
Reimbursed for Interest on Advances
0.00
Net ASER Amount
0.00
Other
Non-Recoverable Advances
Other Expenses or Shortfalls
Additional Trust Fund Expenses
0.00
0.00
0.00
Payments to Certificateholders
Yield Maintenance
Prepayment Premium
Other Collections
0.00
0.00
0.00
Interest Distribution
579,066.47
Principal Distribution
Yield Maintenance
67,681.38
0.00
Prepayment Premium
0.00
Payments to Certificateholders
646,747.85
Total Collections
682,701.29
Total Distribution
682,701.29
Funds Collection
Funds Distribution
RECONCILI
A
TION OF FUNDS
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
February 2025

Stated Principal Balance
P&I Advances:
Beginning
Ending
154,612,367.78
154,544,686.40
P & I Advances
Miscellaneous Advances
Total
Not Provided
Not Provided
Outstanding P & I Advances
105,226.42
Ending pool Factor
0.148570
Ending Loan Count
3
Disclosable Special Servicer Fees
Commission
0.00
Brokerage Fee
0.00
Weighted Average Remaining Term to Maturity
1
Rebate
0.00
Shared Fee
0.00
Other
0.00
Weighted Average Mortgage Rate
4.9319660%
Controlling Class:
F
(Withdraw)/Dep
End Balance
Excess Liquidation Proceeds Account
Beg Balance
0.00
0.00
0.00
Controlling Class Representative:
400 Capital Management LLC
CCRE Strip for the Distribution Date
266.32
ADDITIONAL RECONCILI
A
TION DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
February 2025

INTEREST ADJUSTMENT RECONCILI
A
TION
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
February 2025
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Loan ID
Balance
Reimbursement of
Advances to Servicer
26,909.72
3,500.00
3,500.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
125,000,000.00
15,428,692.46
14,1
15,993.94
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
1
1
1
12
154,544,686.40
Count:
Totals:
3
33,909.72
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total Interest Shortfall hitting the Trust:
33,909.72
*
T
otal shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

APPRAISAL REDUCTION REPORT
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
February 2025
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
1
02/03/2025
22,666,948.20
1
1/06/2024
196,000,000.00
08/30/2024
0.00
0.00
Count:
1
Totals:
22,666,948.20
196,000,000.00
0.00
$0.00

LOAN LEVEL DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
February 2025
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat Date
Am
Balance
Rate P&I Adj
Date
Thru
Premium
Status **
Payment Charges
DSCR
Stmnt
1
Retail
02/16/24
ME
04/03/24
N
125,000,000.00
4.660
501,597.22
0.00
02/03/25
0.00
4
501,597.22
0.00
1.58
12/31/23
2
Other
3
Mixed Use
4
Multifamily
5 Self Storage
6
Multifamily
7
Office
8
Retail
9
Retail
10
Industrial
XX
01/06/24
OH
12/01/23
NY
04/06/44
XX
04/06/34
MI
05/06/24
TN
04/06/24
WI
04/01/24
NJ
05/06/24
NY
04/05/24
05/14/18
10/02/24
04/05/24
01/05/24
02/06/24
01/05/24
01/02/24
10/15/24
05/30/24
1
1
Office
06/13/24
TN
04/06/24
N
105,625.90
0.00
01/06/25
0.00
5
70,707.36
15,428,692.46
5.310
0.00
1.48
12/31/23
12
Office
07/15/24
NC
03/06/24
N
95,910.71
0.00
02/06/25
0.00
4
63,147.87
14,1
15,993.94
5.183
0.00
1.55
12/31/23
13
Retail
14
Retail
15
Multifamily
16
Industrial
17
Multifamily
18
Multifamily
19
Multifamily
20
Mixed Use
21
Office
22
Multifamily
23
Office
24
Multifamily
25
Retail
26
Office
27
Lodging
28
Mixed Use
29
Industrial
30
Industrial
31
Lodging
32
Retail
33
Office
34
Retail
35
Lodging
36
Lodging
37
Retail
38
Office
39
Lodging
40
Multifamily
41
Retail
GA
03/06/24
NJ
03/06/24
NC
04/06/24
XX
04/06/24
TX
05/06/24
TX
04/06/24
MI
04/06/19
NC
05/06/24
TX
05/06/19
NY
05/06/24
KY
04/05/24
NC
04/06/24
CA
05/06/24
CA
04/06/24
XX
04/06/24
GA
04/06/24
NC
03/06/21
CO
04/06/24
SC
04/06/24
TX
04/06/24
TX
05/06/19
NJ
04/06/24
NC
04/06/24
NC
04/06/24
FL
05/06/19
CT
04/06/24
NC
04/06/24
TX
04/06/24
UT
05/06/24
10/10/19
04/29/21
01/05/24
02/06/24
07/03/24
01/16/19
02/21/19
03/06/24
02/06/19
01/31/24
05/20/22
01/05/24
05/06/24
07/24/18
04/03/24
04/05/24
01/06/21
10/21/22
01/08/24
12/31/21
02/06/19
04/05/24
01/08/24
01/08/24
02/06/19
12/21/18
01/08/24
01/05/24
04/29/24

LOAN LEVEL DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
February 2025
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat Date
Am
Balance
Rate P&I Adj
Date
Thru
Premium
Status **
Payment Charges
DSCR
Stmnt
42
Mixed Use
43 Self Storage
44
Mixed Use
45
Multifamily
46 Self Storage
47
Retail
48
Multifamily
49
Retail
50
Retail
51
Self Storage
52
Industrial
53
Retail
54
Multifamily
55
Multifamily
56 Self Storage
57
Retail
58
Retail
59
Self Storage
60
Multifamily
61
Retail
62
Industrial
63
Mobile Home
64
Office
65
Office
66
Self Storage
67
Retail
68
Self Storage
69
Multifamily
70
Retail
XX
04/06/24
CA
05/06/24
LA
04/06/24
WI
04/01/24
AZ
04/06/24
IN 04/06/24
MI 05/06/24
WI
04/06/19
NC
02/01/24
NV
04/06/19
NJ
05/06/24
GA
04/06/24
MI 05/06/24
TX
05/06/24
XX
04/06/24
IL
03/06/24
NV
04/06/24
CA
05/06/24
MI 04/06/24
NC
04/06/24
NV
04/06/24
XX
05/06/24
FL
04/06/24
TX
05/01/24
TX
03/06/24
WV 04/01/24
MI 04/06/24
TX
04/06/24
FL
03/01/24
04/05/24
02/06/24
03/28/24
12/29/23
12/06/23
08/06/24
05/02/24
04/19/19
1
1/01/23
02/06/19
04/25/24
06/06/24
02/26/24
02/25/20
01/04/24
04/26/24
01/05/24
02/06/24
08/26/21
04/05/24
02/05/24
02/06/24
02/06/24
05/01/24
03/06/24
12/29/23
01/05/24
01/05/24
03/06/24
Count:
70
Totals:
154,544,686.40
703,133.83
0.00
0.00
635,452.45
0.00
** Loan Status:
A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent; 3
= 90-120 Days Delinquent;
4 = Performing Matured Balloon;
5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or ’XX’, loan has properties in multiple states.

HISTORICAL LOAN MODIFIC
A
TION REPORT
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
February 2025
Ending
Scheduled
Loan ID
Balance
Comments
Ending
Unpaid
Balance
1
125,000,000.00
Servicer provided no comment
125,000,000.00

REO S
TA
TUS REPORT
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
February 2025
Date Asset
Expected to
be Resolved
or Foreclosed
Ending
Loan ID
State
City
Property Type
Book Value
Scheduled Loan
REO Date
REO Revenue
and Other
Amounts
Type *
Appraisal
Total Exposure
Appraisal Value
Date
Count:
Totals:
(*) Legend: (1) Partial Liq’n (Curtailment), (2) Payoff Prior T
o Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payof
f
At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty, (9)
Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

ADDITIONAL RECONCILI
A
TION DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
February 2025
REO Property with Final Recovery Determination
Liq Proceeds and
Loan ID
other Amts Rec’d
Liq Proceeds and
other Amt Allocated
to Certs
Loss on Mortgage Loans

M
A
TERIAL BREACHES AND DOCUMENT DEFECTS
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
February 2025
Ending Principal
Loan ID
Balance
Material Breach Date
Date Received Notice
Description
Count:
Totals:

10M
to
14.9M
15M
to
19.9M
125M
to
129.9M
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
February 2025
15M
to
19.9M
1
125M
to
129.9M
1
Total
3
0
10
20
30
40
$15,428,692.46
9.98%
60
$125,000,000.00
80.88%
$154,544,686.40
100.00%
50
10M
to
14.9M
1
$14,1
15,993.94
9.13%
70
80
Count
Balance ($)
%
Remaining Principal Balance
90
Count
Balance ($)
%
4.500% - 4.740%
5.000% - 5.240%
5.250% - 5.490%
1
$125,000,000.00
80.88%
1
$14,
1
15,993.94
9.13%
1
$15,428,692.46
9.98%
0
10
Total Weighted Average Rate: 4.77%
20
30
40
Total
3
$154,544,686.40
100.00%
50
60
70
80
Gross Rate
90
4.500% -
4.740%
5.000% -
5.240%
5.250% -
5.490%

MAINE
TENNESSEE
NORTH CAROLINA
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
February 2025
Count
Balance ($)
%
MAINE
TENNESSEE
NORTH CAROLINA
1
$125,000,000.00
80.88%
1
$15,428,692.46
9.98%
1
$14,1
15,993.94
9.13%
Geographic Distribution by State
0
10
20
30
40
50
60
70
80
Total
3
$154,544,686.40
100.00%
90
Office
2
$29,544,686.40
19.12%
Retail
1
$125,000,000.00
80.88%
Property
T
ype
Office
19.1
Count
Balance ($)
%
Retail
80.9
Total
3
$154,544,686.40
100.00%
Office
19.1%
Retail
80.9%
Total:
100.0%

MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
February 2025
$154,544,686.40
100.00%
129 -
131
3
Total
3
Total Weighted Average Seasoning:
130
20
40
$154,544,686.40
100.00%
60
Months
Count
Balance ($)
%
80
Seasoning
100
0
129 -
131
Total Weighted Average Remaining Months:
1
20
40
0 -
2
3
$154,544,686.40
100.00%
Total
3
$154,544,686.40
100.00%
60
Months
Count
Balance ($)
%
80
Remaining
T
erm to Maturity
100
0
0 -
2

1.000 - 1.490
1.500 - 1.990
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
February 2025
1.000 - 1.490
1.500 - 1.990
0
20
Total
3
$154,544,686.40
100.00%
40
Total Weighted Average DSCR:
1.50
2
$140,428,692.46
90.87%
1
$14,1
15,993.94
9.13%
60
Count
Balance ($)
%
80
DSCR
100
Amortizing Balloon
19.12%
IO Maturity Balloon
80.88%
Count
Balance ($)
%
Amortizing Balloon
2
$29,544,686.40
19.12%
IO Maturity Balloon
1
$125,000,000.00
80.88%
Total
3
$154,544,686.40
100.00%
Amortizing Balloon 19.12%
IO
Maturity Balloon
80.88%
Total:
100.00%
Amortization
T
ype

BOND/COLL
A
TERAL REALIZED LOSS RECONCILI
A
TION
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
February 2025
Beginning
Balance of the
Loan at
Liquidation
Loan ID
Period
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
A
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
B
Interest
(Shortages) /
Excesses
applied to
Realized Loss
C
Modification
Adjustments /
Appraisal
Reduction
Adjustment
D
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
E
39,1
17,412.03
0.00
0.00
0.00
0.00
0.00
3
Oct 2024
0.00
0.00
0.00
0.00
19,778,778.01
0.00
0.00
0.00
0.00
0.00
9
Nov 2024
0.00
0.00
0.00
0.00
16,345,385.04
8,871,377.33
0.00
0.00
0.00
0.00
13
Nov 2019
0.00
8,871,377.33
0.00
0.00
8,871,538.22
8,871,377.33
0.00
0.00
0.00
13
Feb 2020
160.89
8,871,538.22
0.00
0.00
8,788,237.98
8,871,538.22
0.00
0.00
0.00
13
Mar 2023
(83,300.24)
8,788,237.98
0.00
0.00
15,558,044.87
7,388,405.74
0.00
0.00
0.00
0.00
14
May 2021
0.00
7,388,405.74
0.00
0.00
7,398,616.24
7,388,405.74
0.00
0.00
0.00
14
Jul 2021
10,210.50
7,398,616.24
0.00
0.00
7,401,464.74
7,398,616.24
0.00
0.00
0.00
14
Aug 2021
2,848.50
7,401,464.74
0.00
0.00
Prior Realized Loss Applied to Certificates
Adjustments that are based on principal haircut or future interest foregone due to modification
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans
- B - C - D
+ E instead of A - C - D +
E
Loan Count:
4
Totals:
16,189,702.72
0.00
0.00
0.00
(70,080.35)
16,189,702.72
0.00
0.00
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan

HISTORICAL DELINQUENCY & LIQUID
A
TION SUMMARY (S
TA
TED BALANCE)
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
February 2025
30 Days Delinq
(1)
60 Days Delinq
(1)
90+ Days Delinq
(1)
Bankruptcy
Foreclosure
REO
Prepayments/Liquidation
Month
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Feb 2025
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Jan 2025
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Dec 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Nov 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
19,778,778.01
12.8%
Oct 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
39,1
17,412.03
22.4%
Sep 2024
1
14,282,425.52
6.7%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Aug 2024
1
15,640,365.07
7.3%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
5,797,178.74
2.7%
Jul 2024
1
15,674,320.14
7.1%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
13,066,854.54
5.9%
Jun 2024
1
39,376,349.64
16.9%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
2
21,197,397.20
9.1%
May 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
6
34,962,028.37
13.7%
Apr 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
7
90,21
1,599.91
31.1%
Mar 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
4
21,607,332.06
5.7%
Feb 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
8
79,959,102.73
19.9%
Jan 2024
1
39,807,867.17
8.2%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
16
168,403,955.53
34.9%
Dec 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
6,403,184.43
1.0%
(2) Percentage in relation to Ending Scheduled Balance
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO

Delinquency Summary Report
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
February 2025
Current
3
30 - 59 days
0
60 - 89 days
0
90 - 120 days
0
121 + days
TOTAL
0
3
Bankruptcy
Foreclosure
REO
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
154,544,686.40
0.00
100.00% 0.00%
154,579,604.94
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
3
0
154,544,686.40
0.00
100.00%
0.00%
154,579,604.94
0.00
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0.00
154,544,686.40
0.00%
100.00%
0.00
154,579,604.94
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
3
0.00 154,544,686.40
0.00%
100.00%
0.00
154,579,604.94
Group 1
Current
Current
100.0%
30
-
59
days
0.0%
60
-
89
days
0.0%
90
-
120
days
0.0%
121
+
days
0.0%
Total:
100.0%
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

HISTORICAL LIQUID
A
TION LOSS LOAN DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
February 2025
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
39,1
17,412.03
140,000,000.00
42,507,306.51
1,694,947.24
40,812,359.27
0.00
3
3
Oct 2024
19,778,778.01
31,000,000.00
21,1
1
1,539.13
666,380.56
20,445,158.57
0.00
9
3
Nov 2024
16,345,385.04
7,500,000.00
7,767,764.58
210,617.52
7,557,147.06
8,788,237.98
13
3
Nov 2019
15,558,044.87
5,275,000.00
9,502,807.54
1,346,227.41
8,156,580.13
7,401,464.74
14
3
May 2021
80,889,417.76
3,918,172.73
76,971,245.03
16,189,702.72
Totals:
Count:
4
90,799,619.95
183,775,000.00
* Liquidation / Prepayment Code:
1 - Partial Liq’n (Curtailment); 2 -
Payoff Prior
T
o Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 -
Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty;
1
1 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period.
If not provided by the servicer,
Most Recent Value is as of cutoff
.

ADDITIONAL LOAN DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
February 2025
Rule 15 Ga-1
Repurchase/Replacement
Loan ID
Asset Name
Asset Originator
Ending Balance
Most Recent Appraisal
Status
Specially Serviced Loans That Are Not Delinquent
Count
Balance
2
139,1
15,993.94

Each Certificateholder and Beneficial Owner may access notices on the Certificate Administrator’s
W
ebsite and each Certificateholder and Beneficial
Owner may register to receive email notifications when such notices are posted on the Certificate Administrator’s
W
ebsite; provided that the
Certificate Administrator shall be entitled to reimbursement from the requesting Certificateholders for the reasonable expenses of posting such notices.
INVESTOR NOTICE
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
February 2025